Consolidated Statements of Stockholders' Equity (Deficit) (Parentheticals)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement Of Stockholders' Equity [Abstract]
Treasury stock, shares	153,883	153,883	153,883